CVC - OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2017
Future minimum annual payments for all operating leases
2017			$ 74,992
2018			72,142
2019			69,203
2020			63,735
2021			55,234
Thereafter			$ 140,406
Cablevision Systems Corporation And Subsidiaries
Rent expense, including pole rentals	$ 41,573	$ 82,704
Future minimum annual payments for all operating leases
2017	57,853
2018	52,206
2019	44,908
2020	41,221
2021	38,697
Thereafter	$ 141,063